                     SUPPLEMENT DATED SEPTEMBER 8, 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

A. Asset Allocation Program -- Update to the Asset Allocation Models

The "Asset Allocation Program" section of the contract prospectus is revised to reflect that new Asset Allocation Models are available and effective on September 8, 2008. If you purchased your contract prior to September 8, 2008, and you are participating in a Model, you will remain in that Model as it was previously constituted until the earlier of October 24, 2008, or the Valuation Day we receive instructions from you to participate in the updated Model. On that date, we will reallocate your Contract Value in accordance with any changes to the Model you have selected. The new Asset Allocation Models, including the Build Your Own Asset Allocation Model, are provided in the tables below. The prospectus is revised accordingly.

19771CB SUPPB 09/08/08

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                                             Portfolios                                  Model A Model B Model C
---------------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                        2%      4%      5%
                             ----------------------------------------------------------------------------------------------------
                             JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                  2%      4%      5%
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Value              AllianceBernstein Growth and Income Portfolio -- Class B                       2%      3%      5%
                             ----------------------------------------------------------------------------------------------------
                             Fidelity VIP Equity-Income Portfolio -- Service Class 2                        1%      3%      4%
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Core               JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1               2%      3%      5%
                             ----------------------------------------------------------------------------------------------------
                             JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                     1%      3%      4%
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1       1%      1%      2%
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                 1%      1%      2%
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                    0%      1%      2%
---------------------------------------------------------------------------------------------------------------------------------
Global Equity                Franklin Templeton VIP Templeton Growth Securities Fund -- Class 2 Shares      2%      4%      6%
---------------------------------------------------------------------------------------------------------------------------------
Global REITs                 AIM V.I. Global Real Estate Fund -- Series II shares                           0%      1%      2%
---------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     American Century VP International Fund -- Class I                              3%      6%      9%
---------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      Franklin Templeton VIP Templeton Foreign Securities Fund -- Class 2 Shares     3%      6%      9%
---------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                       20%     40%     60%
---------------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                       10%      7%      5%
                             ----------------------------------------------------------------------------------------------------
                             JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                 10%      8%      5%
---------------------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio -- Administrative Class Shares               32%     24%     16%
---------------------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund -- Class II                     16%     12%      8%
---------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative Class Shares                  4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate Income Fund                                       4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------------
Global Bonds                 MFS(R) VIT Strategic Income Series -- Service Class Shares                     4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                   80%     60%     40%
---------------------------------------------------------------------------------------------------------------------------------

                                Portfolios                                  Model D Model E
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                        7%      9%
-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                  7%      9%
-------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income Portfolio -- Class B                       6%      8%
-------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2                        6%      7%
-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1               7%      8%
-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                     6%      7%
-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1       2%      3%
-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                 2%      3%
-------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                    2%      3%
-------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth Securities Fund -- Class 2 Shares      8%     10%
-------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Fund -- Series II shares                           3%      3%
-------------------------------------------------------------------------------------------
American Century VP International Fund -- Class I                             12%     15%
-------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign Securities Fund -- Class 2 Shares    12%     15%
-------------------------------------------------------------------------------------------

                                                                              80%    100%
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                        2%      0%
-------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                  3%      0%
-------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                8%      0%
-------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund -- Class II                      4%      0%
-------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                  1%      0%
-------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                       1%      0%
-------------------------------------------------------------------------------------------
MFS(R) VIT Strategic Income Series -- Service Class Shares                     1%      0%
-------------------------------------------------------------------------------------------

                                                                              20%      0%
-------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

Core Asset Class                                                                                          Fixed Income Asset
(20% to 80%)                                                     Specialty Asset Class (0% to 20%)        Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund -- Series I shares             AIM V.I. Capital Appreciation Fund --    JPMorgan Insurance Trust
AllianceBernstein Balanced Wealth Strategy Portfolio --        Series I shares                          Core Bond Portfolio --
 Class B                                                      AIM V.I. Global Real Estate Fund --       Class 1
American Century VP Income & Growth Fund -- Class I            Series II shares                        JPMorgan Insurance Trust
American Century VP Value Fund -- Class I                     AllianceBernstein Global Technology       Government Bond
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial   Portfolio -- Class B                     Portfolio -- Class 1
 Shares                                                       American Century VP Inflation            PIMCO VIT Low Duration
DWS Dreman High Return Equity VIP -- Class B Shares            Protection Fund -- Class II              Portfolio --
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2       American Century VP International Fund    Administrative Class
Fidelity VIP Equity-Income Portfolio -- Service Class 2        -- Class I                               Shares
Franklin Templeton VIP Founding Funds Allocation Fund --      American Century VP Ultra(R) Fund --
 Class 2 Shares                                                Class I
Franklin Templeton VIP Franklin Income Securities Fund --     Dreyfus Investment Portfolios -- MidCap
 Class 2 Shares                                                Stock Portfolio -- Initial Shares
Franklin Templeton VIP Large Cap Growth Securities Fund --    DWS Dreman Small Mid Cap Value VIP --
 Class 2 Shares                                                Class B Shares
Franklin Templeton VIP Mutual Shares Securities Fund -- Class  DWS Technology VIP -- Class B Shares
 2 Shares                                                     Eaton Vance VT Floating-Rate Income Fund
Franklin Templeton VIP Templeton Foreign Securities Fund --   Fidelity VIP Mid Cap Portfolio --
 Class 2 Shares                                                Service Class 2
Franklin Templeton VIP Templeton Global Asset Allocation      JPMorgan Insurance Trust Diversified
 Fund -- Class 2 Shares                                        Mid Cap Growth Portfolio -- Class 1
Franklin Templeton VIP Templeton Growth Securities Fund --    JPMorgan Insurance Trust Intrepid Mid
 Class 2 Shares                                                Cap Portfolio -- Class 1
GE Investments Funds Total Return Fund -- Class 3 Shares      MFS(R) VIT Strategic Income Series --
JPMorgan Insurance Trust Balanced Portfolio -- Class 1         Service Class Shares
JPMorgan Insurance Trust Diversified Equity Portfolio --      Oppenheimer Main Street Small Cap
 Class 1                                                       Fund/VA -- Service Shares
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1    PIMCO VIT High Yield Portfolio --
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1   Administrative Class Shares
MFS(R) VIT Total Return Series -- Service Class Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares

B. Qualified Retirement Plans

The following disclosure is added as a new subsection in the "Tax Matters" provision of the prospectus under the heading "Qualified Retirement Plans." The disclosure is provided in connection with certain Code requirements applicable to IRAs and certain requirements applicable to Qualified Contracts covered by ERISA.

   Disclosure Pursuant to Code and ERISA Requirements

   The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed above in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

   GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

   When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

   By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

                     SUPPLEMENT DATED SEPTEMBER 8, 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

A. New Living Benefit Rider Option: Lifetime Income Plus Solution

Effective September 8, 2008, a new living benefit rider option, Lifetime Income Plus Solution, will be made available to contract owners. The disclosure in your prospectus is revised and updated as described below to accommodate the addition of this living benefit rider option. Lifetime Income Plus Solution may not be available in all states or markets.

    1. Definitions

   The following definitions are added in the "Definitions" section of the prospectus:

       Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. This rider may be referred to by either name in this prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

       Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

       Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

   The following definitions in the "Definitions" section of the prospectus are revised to reflect the addition of Lifetime Income Plus Solution:

       Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

       Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

       Gross Withdrawal -- For Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

       Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

19771CB SUPPA 09/08/08

       Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus Solution).

    2. Fee Table

   The fee table on page 10-11 of the "Fee Tables" section of the prospectus is replaced in its entirety with the following disclosure:

   The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

   The following charges apply to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------------------------------
Annual Contract Charge                                                             $30.00/1/
--------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                                     1.30%
--------------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                                         0.15%
--------------------------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                                         1.45%
--------------------------------------------------------------------------------------------------------------------

Living Benefit Rider Options/2/ (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/3/
                                                             -------------------------------------------------------
Guaranteed Withdrawal Advantage/4/                                     0.50%                       1.00%
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus/5/
 Single Annuitant Contract                                             0.60%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.75%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/6/
 Single Annuitant Contract                                             0.75%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.85%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                                            0.50%                       0.50%
--------------------------------------------------------------------------------------------------------------------
Principal Protection Advantage/7/                                      0.40%                       1.00%
--------------------------------------------------------------------------------------------------------------------
Payment Optimizer Plus
 Single Annuitant Contract                                             0.50%                       1.25%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.65%                       1.25%
--------------------------------------------------------------------------------------------------------------------

Living Benefit Rider Options/2,8/
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/3/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 without the Principal Protection
 Death Benefit
 Single Annuitant Contract                                   0.75% of benefit base       2.00% of benefit base
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------

                                                                   Current Charge            Maximum Charge/3/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/3/
                                                             -------------------------------------------------------
Lifetime Income Plus Solution without the Principal
 Protection Death Benefit
 Single or Joint Annuitant Contract                          0.85% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single or Joint Annuitant Contract                          0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single or Joint Annuitant Contract                          0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------

Death Benefit Rider Options/9/ (as a percentage of your Contract Value at the time the charge is taken)/10/
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/3/
                                                             -------------------------------------------------------
Annual Step-Up Death Benefit Rider Option                              0.20%                       0.20%
--------------------------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                                   0.30%                       0.30%
--------------------------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider Option                          0.30%                       0.30%
--------------------------------------------------------------------------------------------------------------------
Earnings Protector and Greater of Annual Step-Up and 5%
 Rollup Death Benefit Rider Option                                     0.70%                       0.70%
--------------------------------------------------------------------------------------------------------------------

  /1/ This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

  /2/ None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

  /3/ The maximum charge reflects the charge that the rider is guaranteed never to exceed.

  /4/ Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

  /5/ Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

  /6/ Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

  /7/ Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

  /8/ You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

       If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

       The charges for each rider will be deducted at the end of the calendar quarter.

  /9/ The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution.

       You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.

  /10/ All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

    3. Examples

   The first set of Examples on page 15 of the "Examples" section of the prospectus is replaced in its entirety with the following disclosure:

       Examples

       For contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

       These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

       The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

      .  invested $10,000 in the contract for the time periods indicated;

      .  earned a 5% annual return on your investment;

      . elected either Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

      .  elected the Annual Step-Up Death Benefit Rider; and

      .  surrendered your contract at the end of the stated period.

       Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include the effect of any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,180      $2,478      $3,722       $6,832

       The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $598       $1,918      $3,269       $6,791

       Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

      . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

      . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

      . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

      . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually in arrears as a percentage of the Contract Value).

       If the optional riders are not elected, the expense figures shown above would be lower.

    4. Synopsis

   The first three paragraphs under the question, "What optional benefits are available under this contract?" on page 19 of the "Synopsis" section of the prospectus are replaced with the following disclosure:

       What optional benefits are available under this contract? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

       The Living Benefit Rider Options. We currently offer four "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Four other living benefit riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007 and Principal Protection Advantage, are no longer offered for sale.

       Five Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in this prospectus: Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, at least equal to purchase payments, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage provides a guaranteed return of purchase payments through a series of withdrawals, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" provision of this prospectus for more information about the riders and their features.

    5. Asset Allocation Program

   The disclosure in the "Asset Allocation Program" section of the prospectus is revised to reflect the following:

       Contract owners that purchase Lifetime Income Plus Solution may elect Asset Allocation Model A, Model B, Model C or Model D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy required by the rider.

       A contract owner who has purchased Lifetime Income Plus Solution and has elected an Asset Allocation Model as the Investment Strategy can notify us in writing that the owner has elected to reject a change or update to the Asset Allocation Model. That notification must include new allocation instructions. Contract owners that own Lifetime Income Plus Solution must allocate all purchase payments and Contract Value in accordance with the Investment Strategy and any attempt to allocate purchase payments and Contract Value otherwise will be considered not in good order and rejected.

    6. Charges and Other Deductions -- Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options

   The first paragraph under the "Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options" section of the prospectus on page 40 is replaced in its entirety with the following:

       We charge you for expenses related to Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Each rider is a separate rider with a separate charge. You cannot purchase these riders together or in any combination. If you wish to elect Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must do so at the time of application.

   In addition, the following disclosure is added under the "Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options" section of the prospectus on page 40:

       Lifetime Income Plus Solution

       You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

       If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals your initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

       If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

       We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract      0.85% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 45-70
  Single or Joint Annuitant Contract      0.85% of benefit base plus
                                          0.15% of value of Principal Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 71-85
  Single or Joint Annuitant Contract      0.85% of benefit base plus
                                          0.40% of value of Principal Protection Death Benefit
--------------------------------------------------------------------------------------------------

       The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

       On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

       Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

    7. Defined Dollar Cost Averaging Program

   The disclosure in the "Defined Dollar Cost Averaging Program" section of the prospectus is revised to reflect that the Defined Dollar Cost Averaging Program is available if you have elected Lifetime Income Plus Solution at the time of application.

    8. Guaranteed Minimum Withdrawal Benefit Rider Options

   The first paragraph under the "Guaranteed Minimum Withdrawal Benefit Rider Options" section of the prospectus on pages 55-56 is replaced in its entirety with the following:

       We currently offer two Guaranteed Minimum Withdrawal Benefit Rider Options under this prospectus: Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Three other Guaranteed Minimum Withdrawal Benefit Riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007, are no longer available for contracts issued on or after May 1, 2007, May 1, 2008 and September 8, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit Rider Options to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract. These Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in separate sections below.

    9. Lifetime Income Plus Solution

   The following disclosure is added under the "Guaranteed Minimum Withdrawal Benefit Rider Options" section of the prospectus on page 56:

       Lifetime Income Plus Solution

       Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

       You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

       Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

       References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

       You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

       Investment Strategy for Lifetime Income Plus Solution. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

       Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

       The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

       On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio. Your allocation instructions must always comply with the Investment Strategy.

       Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

       Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

       The current Investment Strategy for Lifetime Income Plus Solution is as follows:

      (1) owners may allocate assets to the following Designated Subaccounts:

          AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

          Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

          Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares;

          GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares; and/or

          MFS(R) Variable Insurance Trust -- MFS(R) Total Return
          Series -- Service Class Shares;

          OR

      (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

          OR

      (3) owners may allocate assets to the Build Your Own Asset Allocation
          Model.

       Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.

       Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

       The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

       Benefit Base. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

       Purchase Payments. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

       We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent purchase payments. Please see the "Important Note" provision below.

       Purchase Payment Benefit Amount. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

       If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

          (a) is 200% of purchase payments made in the first contract year; and

          (b) is purchase payments received after the first contract year.

       On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

       Roll-Up Value. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and
       (b), multiplied by (c), where:

          (a) is the Roll-Up Value on the prior day;

          (b) is any purchase payment(s) made on the prior Valuation Day; and

          (c) is the daily roll-up factor, as shown in your contract.

       On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

       On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

       Maximum Anniversary Value and Reset. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

       On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

       On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

       Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

       Automatic resets will continue until and unless:

          (a) the owner (or owners) submits a written request to our Home
              Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

          (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

          (c) income payments begin via annuitization; or

          (d) ownership of the contract changes.

       If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

       Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Maximum Anniversary Value (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Home Office at least 15 days prior to the contract anniversary date.

       Important Note. We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. For example, since the Purchase Payment Benefit Amount would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you will pay higher rider charges to the extent that the purchase payments increase the Contract Value and, in turn, increase the benefit base and/or the value of the Principal Protection Death Benefit, upon which such charges are imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus Solution, because it is less likely that your Contract Value will be less than the Purchase Payment Benefit Amount or Roll-Up Value. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

       Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by (c), where:

          (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

          (b) is the Contract Value after the Gross Withdrawal; and

          (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

       For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

       When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

       If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

       The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

       You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

       You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

       Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

       . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

          (a) the Contract Value;

          (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

          (c) the Principal Protection Death Benefit (if applicable).

       . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

       Principal Protection Death Benefit. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

       The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

       Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

       At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

          (a) is the death benefit as calculated under the base contract;

          (b) is the Principal Protection Death Benefit (if applicable); and

          (c) is any amount payable by any other optional death benefit rider (if applicable).

       Death Provisions.

       At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

       If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

       If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

       If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

       Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

       Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

       Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

       If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

       If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

       We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death Benefit
       Single or Joint Annuitant Contract  0.85% of benefit base
------------------------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 45-70
       Single or Joint Annuitant Contract  0.85% of benefit base plus
                                           0.15% of value of Principal Protection Death Benefit
------------------------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 71-85
       Single or Joint Annuitant Contract  0.85% of benefit base plus
                                           0.40% of value of Principal Protection Death Benefit
------------------------------------------------------------------------------------------------

       The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

       On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

       Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

       When the Rider is Effective

       If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

       At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

       Change of Ownership

       We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

       General Provisions

       For purposes of this rider:

      . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

      . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

      .  A joint owner must be the owner's spouse.

      . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

       Examples

       The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of -2% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.

                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $97,125       $100,000    $100,000    $106,000      $106,000     $100,000
    56             97,125              0        94,255        100,000     100,000     112,360       112,360      100,000
    57             94,255              0        91,386        100,000     100,000     119,102       119,102      100,000
    58             91,386              0        88,517        100,000     100,000     126,248       126,248      100,000
    59             88,517              0        85,641        100,000     100,000     133,823       133,823      100,000
    60             85,641              0        82,758        100,000     100,000     141,852       141,852      100,000
    61             82,758              0        79,861        100,000     100,000     150,363       150,363      100,000
    62             79,861              0        76,948        100,000     100,000     159,385       159,385      100,000
    63             76,948              0        74,014        100,000     100,000     168,948       168,948      100,000
    64             74,014              0        71,056        100,000     100,000     179,085       179,085      100,000
    65             71,056         11,000        57,046        200,000     100,000     189,830       200,000       83,834
    66             57,046         11,000        43,218        200,000     100,000     189,830       200,000       66,826
    67             43,218         11,000        29,666        200,000     100,000     189,830       200,000       48,750
    68             29,666         11,000        16,356        200,000     100,000     189,830       200,000       29,147
    69             16,356         11,000         3,311        200,000     100,000     189,830       200,000        6,744
    70              3,311         11,000             0        200,000     100,000     189,830       200,000            0
    71                  0         11,000             0        200,000     100,000     189,830       200,000            0
    72                  0         11,000             0        200,000     100,000     189,830       200,000            0
    73                  0         11,000             0        200,000     100,000     189,830       200,000            0
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of -2% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.

                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $96,728       $100,000    $100,000    $106,000      $106,000     $100,000
    56             96,728              0        93,469        100,000     100,000     112,360       112,360      100,000
    57             93,469              0        90,219        100,000     100,000     119,102       119,102      100,000
    58             90,219              0        86,976        100,000     100,000     126,248       126,248      100,000
    59             86,976              0        83,734        100,000     100,000     133,823       133,823      100,000
    60             83,734              0        80,492        100,000     100,000     141,852       141,852      100,000
    61             80,492              0        77,243        100,000     100,000     150,363       150,363      100,000
    62             77,243              0        73,986        100,000     100,000     159,385       159,385      100,000
    63             73,986              0        70,714        100,000     100,000     168,948       168,948      100,000
    64             70,714              0        67,425        100,000     100,000     179,085       179,085      100,000
    65             67,425         11,000        53,090        200,000     100,000     189,830       200,000       89,000
    66             53,090         11,000        38,988        200,000     100,000     189,830       200,000       78,000
    67             38,988         11,000        25,181        200,000     100,000     189,830       200,000       67,000
    68             25,181         11,000        11,695        200,000     100,000     189,830       200,000       56,000
    69             11,695         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                  0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                  0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                  0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                  0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) at age 70, the owner takes an excess withdrawal of $10,000;

          (6) the contract earns a net return of 8% before rider charges are deducted; and

          (7) the owner dies upon reaching age 90.

                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    52           $100,000        $     0       $107,093      $100,000    $100,000    $106,000      $106,000     $107,093
    53            107,093              0        114,688       100,000     107,093     112,360       112,360      114,688
    54            114,688              0        122,823       100,000     114,688     119,102       119,102      122,823
    55            122,823              0        131,534       100,000     122,823     126,248       126,248      131,534
    56            131,534              0        140,863       100,000     131,534     133,823       133,823      140,863
    57            140,863              0        150,854       100,000     140,863     141,852       141,852      150,854
    58            150,854              0        161,554       100,000     150,854     150,363       150,363      161,554
    59            161,554              0        173,012       100,000     161,554     159,385       159,385      173,012
    60            173,012              0        185,284       100,000     173,012     168,948       168,948      185,284
    61            185,284              0        198,425       100,000     185,284     179,085       179,085      198,425
    62            198,425              0        212,499       100,000     198,425     189,830       189,830      212,499
    63            212,499              0        227,571       100,000     212,499     201,220       201,220      227,571
    64            227,571              0        243,711       100,000     227,571     213,293       213,293      243,711
    65            243,711         14,208        246,789       200,000     243,711     213,293       213,293      246,789
    66            246,789         14,208        250,063       200,000     246,789     213,293       213,293      250,063
    67            250,063         14,208        253,599       200,000     250,063     213,293       213,293      253,599
    68            253,599         14,208        257,417       200,000     253,599     213,293       213,293      257,417
    69            257,417         14,208        261,542       200,000     257,417     213,293       213,293      261,542
    70            261,542         24,385        255,792       200,000     261,542     213,293       213,293      255,792
    71            255,792         13,844        260,209       192,475     251,702     213,293       213,293      260,209
    72            260,209         14,311        266,714       192,475     260,209     213,293       213,293      266,714
    73            266,714         14,669        273,382       192,475     266,714     213,293       213,293      273,382
    74            273,382         15,036        280,216       192,475     273,382     213,293       213,293      280,216
    75            280,216         15,412        287,222       192,475     280,216     213,293       213,293      287,222
    76            287,222         15,797        294,402       192,475     287,222     213,293       213,293      294,402
    77            294,402         16,192        301,762       192,475     294,402     213,293       213,293      301,762
    78            301,762         16,597        309,306       192,475     301,762     213,293       213,293      309,306
    79            309,306         17,012        317,039       192,475     309,306     213,293       213,293      317,039
    80            317,039         17,437        324,965       192,475     317,039     213,293       213,293      324,965
    81            324,965         17,873        333,089       192,475     324,965     213,293       213,293      333,089
    82            333,089         18,320        341,416       192,475     333,089     213,293       213,293      341,416
    83            341,416         18,778        349,952       192,475     341,416     213,293       213,293      349,952
    84            349,952         19,247        358,701       192,475     349,952     213,293       213,293      358,701
    85            358,701         19,729        367,668       192,475     358,701     213,293       213,293      367,668
    86            367,668         20,222        376,860       192,475     367,668     213,293       213,293      376,860
    87            376,860         20,727        386,281       192,475     376,860     213,293       213,293      386,281
    88            386,281         21,245        395,938       192,475     386,281     213,293       213,293      395,938
    89            395,938         21,777        405,837       192,475     395,938     213,293       213,293      405,837
    90            405,837         22,321        415,983       192,475     405,837     213,293       213,293      415,983
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

          (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of 8% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.

                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $107,093      $100,000    $100,000    $106,000      $106,000     $107,093
    73            107,093              0        114,688       100,000     107,093     113,518       113,518      114,688
    74            114,688              0        122,823       100,000     114,688     121,570       121,570      122,823
    75            122,823              0        131,534       100,000     122,823     130,192       130,192      131,534
    76            131,534              0        140,863       100,000     131,534     139,426       139,426      140,863
    77            140,863              0        150,854       100,000     140,863     149,315       149,315      150,854
    78            150,854              0        161,554       100,000     150,854     159,906       159,906      161,554
    79            161,554              0        173,012       100,000     161,554     171,247       171,247      173,012
    80            173,012              0        185,284       100,000     173,012     183,393       183,393      185,284
    81            185,284              0        198,425       100,000     185,284     196,401       196,401      198,425
    82            198,425         14,723        197,776       200,000     198,425     210,331       210,331      197,776
    83            197,776         14,723        197,034       200,000     198,425     210,331       210,331      197,034
    84            197,034         14,723        196,233       200,000     198,425     210,331       210,331      196,233
    85            196,233         14,723        195,368       200,000     198,425     210,331       210,331      195,368
    86            195,368         14,723        194,433       200,000     198,425     210,331       210,331      194,433
    87            194,433         14,723        193,424       200,000     198,425     210,331       210,331      193,424
    88            193,424         14,723        192,335       200,000     198,425     210,331       210,331      192,335
    89            192,335         14,723        191,158       200,000     198,425     210,331       210,331      191,158
    90            191,158         14,723        189,887       200,000     198,425     210,331       210,331      189,887
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

          (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of 8% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.

                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,681      $100,000    $100,000    $106,000      $106,000     $106,681
    73            106,681              0        113,836       100,000     106,681     113,082       113,082      113,836
    74            113,836              0        121,498       100,000     113,836     120,666       120,666      121,498
    75            121,498              0        129,703       100,000     121,498     128,788       128,788      129,703
    76            129,703              0        138,491       100,000     129,703     137,485       137,485      138,491
    77            138,491              0        147,902       100,000     138,491     146,800       146,800      147,902
    78            147,902              0        157,980       100,000     147,902     156,776       156,776      157,980
    79            157,980              0        168,773       100,000     157,980     167,459       167,459      168,773
    80            168,773              0        180,332       100,000     168,773     178,900       178,900      180,332
    81            180,332              0        192,710       100,000     180,332     191,152       191,152      192,710
    82            192,710         14,299        191,668       200,000     192,710     204,273       204,273      191,668
    83            191,668         14,299        190,562       200,000     192,710     204,273       204,273      190,562
    84            190,562         14,299        189,426       200,000     192,710     204,273       204,273      189,426
    85            189,426         14,299        188,258       200,000     192,710     204,273       204,273      188,258
    86            188,258         14,299        187,056       200,000     192,710     204,273       204,273      187,056
    87            187,056         14,299        185,816       200,000     192,710     204,273       204,273      185,816
    88            185,816         14,299        184,536       200,000     192,710     204,273       204,273      184,536
    89            184,536         14,299        183,212       200,000     192,710     204,273       204,273      183,212
    90            183,212         14,299        181,783       200,000     192,710     204,273       204,273      181,783
--------------------------------------------------------------------------------------------------------------------------

   10. The Death Benefit

   The disclosure in "The Death Benefit" section of the prospectus is revised to reflect that the Annual Step-Up Death Benefit may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application.

   11. Income Payments

   The disclosure in the "Income Payments and the Annuity Commencement Date" section of the prospectus is revised to reflect that, if Income Payments have not commenced upon reaching the latest permitted Annuity Commencement Date, and Lifetime Income Plus Solution applies, we will begin making payments to the named payee pursuant to Optional Payment Plan 6, Fixed Income for Life. In addition, the disclosure in the prospectus discussing Optional Payment Plan 6, which is found on page 102 of the prospectus under the heading "Optional Payment Plans," is replaced in its entirety with the following:

       Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

B. Qualified Retirement Plans

The following disclosure is added as a new subsection in the "Tax Matters" provision of the prospectus under the heading "Qualified Retirement Plans." The disclosure is provided in connection with certain Code requirements applicable to IRAs and certain requirements applicable to Qualified Contracts covered by ERISA.

   Disclosure Pursuant to Code and ERISA Requirements

   The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed above in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

   GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

   When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

   By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.